Business acquisitions - Changyi Group - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business acquisition
Goodwill			$ 65,710	$ 48,496
Settlement of purchase consideration payable			7,171	$ (1,694)
Changyi Group
Business acquisition
Equity interest (as a percent)	34.38%
Fair value of cash consideration transferred	$ 6,190	¥ 42.6
Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net assets (deficits) acquired	(9,899)
Goodwill	$ 16,089
Settlement of purchase consideration payable			$ 6,190